CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Common shares issued	457,160,104	245,435,804
Common shares held in trust	694,808	433,947